OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                    Supplement dated November 1, 1999 to the
                        Prospectus dated January 29, 1999


The Prospectus is supplemented as follows:

1. The supplement dated August 23, 1999 is replaced by this supplement.

2. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is modified to read as follows:

The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The fourth sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is modified to read as follows:

The Fund will not invest more than 15% of its net assets in illiquid securities.

4. The paragraph titled "Portfolio Manager" on page 14 is replaced in its entirety with the following:

|X| Portfolio Manager. The Portfolio manager of the Fund is Christian D. Smith, a Senior Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's portfolio manager on November 1, 1999. Mr. Smith also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining OppenheimerFunds in September 1999, he was Co-Head of the Municipal Portfolio Management Team of Prudential Global Asset Management, prior to which he was a portfolio manager for that firm (January 1990-January 1999).

5. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 19 is revised to read as follows:

                  The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.



November 1, 1999                                              PS0860.012

                                        OPPENHEIMER INSURED MUNICIPAL FUND
                                     Supplement dated November 1, 1999 to the
                                         Prospectus dated January 29, 1999


The Prospectus is supplemented as follows:

1. The supplement dated August 23, 1999 is replaced by this supplement.

2. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is modified to read as follows:

The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The fourth sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is modified to read as follows:

The Fund will not invest more than 15% of its net assets in illiquid securities.

4. The paragraph titled "Portfolio Manager" on page 14 is replaced in its entirety with the following:

|X| Portfolio Manager. The Portfolio manager of the Fund is Christian D. Smith, a Senior Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's portfolio manager on November 1, 1999. Mr. Smith also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining OppenheimerFunds in September 1999, he was Co-Head of the Municipal Portfolio Management Team of Prudential Global Asset Management, prior to which he was a portfolio manager for that firm (January 1990-January 1999).

5. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 19 is revised to read as follows:

The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.



November 1, 1999                                                PS0865.011